The Fund is a No-load Mutual Fund

NorthQuest Capital Fund

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Statistics for NorthQuest Capital Fund (Ticker Symbol: NQCFX) *

Average Annual Total Returns (as of 03/31/2026)

10 Year	5 Year	1 Year	Date	Daily Closing Price	Daily Change	Daily % Change	YTD Total Return
+12.06%	+ 8.47%	+11.06%	04-20-2026	$31.91	+0.12	+0.38%	+11.69%

Fund Investment Objective/Goal

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

Who may want to invest in the Fund?

The Fund may be appropriate for investors who can accept the risk of investing in a concentrated portfolio of

Privacy Notice

Prospectus 2026

Statement of Additional Information 2026

Share Purchase Application

On-line IRA Application

2025 Annual Report & TSR

Q3 2025 Schedule of Investments

2025 Semi-Annual Report

Q1 2025 Schedule of Investments

2024 Annual Report

Q3 2024 Schedule of Investments

2024 Semi-Annual Report

Q1 2024 Schedule of Investments

2023 Annual Report

Q3 2023 Schedule of Investments

2023 Semi-Annual Report

Q1 2023 Schedule of Investments

2022 Annual Report

common stocks; and/or are pursuing a long-term objective such as retirement.

* The Fund's prospectus should be read carefully before investing in this Fund.

* The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investors share's, when redeemed, may be worth more or less than their original cost.

The Fund's shares are available in the following states; AZ,FL,MO,NJ,NY,PA,TN,TX, and VA.

This site designed for U.S.residents. Non-U.S.residents are subject to country- specific restrictions.

Q3 2022 Schedule of Investments

2022 Semi-Annual Report

Proxy Voting Record-year ended 6-30-2025

The Fund is a No-load Mutual Fund

NorthQuest Capital Fund

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Fund Holdings

NorthQuest Capital Fund, Inc.

TOP TEN HOLDINGS as a Percentage of the Fund's Net Assets

December 31, 2025

(Unaudited)

Top Ten Holdings* (% of Net Assets)	
Lam Research Corp.	7.30%
Apple, Inc.	6.95%
Monolithic Power Systems, Inc.	6.76%
Arista Networks, Inc.	6.15%
Parker-Hannifin Corp.	5.62%
Mastercard, Inc. Class A	5.48%
Arthur J. Gallagher & Co.	5.24%
Microsoft Corp.	5.16%
S&P Global, Inc.	5.24%

Privacy Notice
Prospectus 2026
Statement of Additional Information 2026
Share Purchase Application
On-line IRA Application
2025 Annual Report & TSR
Q3 2025 Schedule of Investments
2025 Semi-Annual Report
Q1 2025 Schedule of Investments
2024 Annual Report
Q3 2024 Schedule of Investments
2024 Semi-Annual Report
Q1 2024 Schedule of Investments
2023 Annual Report
Q3 2023 Schedule of Investments
2023 Semi-Annual Report
Q1 2023 Schedule of Investments
2022 Annual Report

O’Reilly Automotive, Inc.	4.38%
	57.50%

* Portfolio holdings are subject to change and are not recommendations of individual stocks.

Q3 2022 Schedule of Investments

2022 Semi-Annual Report

Proxy Voting Record-year ended 6-30-2025

NorthQuest Capital Fund

More Information

NorthQuest Capital Fund, Inc.
16 Rimwood Lane
Colts Neck, NJ 07722
1-800-239-9136 or 732-842-3465

You will find more information about the NorthQuest Capital Fund, Inc. in the following documents:

Prospectus – A document with detailed information about the Fund.
Statement of Additional Information (SAI) – The Statement of Additional contains additional and more information about the Fund.
Annual and Semi-annual Reports – The Fund will issue to its shareholders semi-annual and audited annual reports. The Fund's fiscal year ends December 31st.
In addition, a discussion of the Fund strategies and market conditions that significantly affected the Fund's performance during its last fiscal year will be in the annual report.

THERE ARE TWO WAYS TO GET A COPY OF ONE OR MORE OF THE DOCUMENTS DESCRIBED ABOVE

1. Call or write for one, and a copy will be sent without charge within three business days of receipt of the request.

2. You may also obtain information about the Fund (including the Statement of Additional Information and other reports)from the

Privacy Notice
Prospectus 2026
Statement of Additional Information 2026
Share Purchase Application
On-line IRA Application
2025 Annual Report & TSR
Q3 2025 Schedule of Investments
2025 Semi-Annual Report
Q1 2025 Schedule of Investments
2024 Annual Report
Q3 2024 Schedule of Investments
2024 Semi-Annual Report
Q1 2024 Schedule of Investments
2023 Annual Report
Q3 2023 Schedule of Investments
2023 Semi-Annual Report
Q1 2023 Schedule of Investments
2022 Annual Report
Q3 2022 Schedule of Investments

You may also obtain Fund information by sending a written request and duplicating fee to the Public Reference Section of the SEC, Washington, D.C. 20549-6609.

Please contact the Fund at the above address or by its toll free number if you wish to request other information and/or make shareholder inquiries.

The Fund is a No-load Mutual Fund

NorthQuest Capital Fund

Home Fund Holdings More Information Portfolio Manager (“PM”)

Contact Us

Portfolio Manager (“PM”)

Peter J. Lencki has been actively managing the NorthQuest Capital Fund for the past twenty-one years.

Mr. Lencki credentials: Bachelors of Arts degree in Political Science from Seton Hall University in New Jersey.

NorthQuest Capital Fund, Inc.
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
1-800-239-9136 or 732-842-3465

Privacy Notice
Prospectus 2026
Statement of Additional Information 2026
Share Purchase Application
On-line IRA Application
2025 Annual Report & TSR
Q3 2025 Schedule of Investments
2025 Semi-Annual Report
Q1 2025 Schedule of Investments
2024 Annual Report
Q3 2024 Schedule of Investments
2024 Semi-Annual Report
Q1 2024 Schedule of Investments
2023 Annual Report
Q3 2023 Schedule of Investments
2023 Semi-Annual Report
Q1 2023 Schedule of Investments
2022 Annual Report

NorthQuest Capital Fund

The Fund is a No-load Mutual Fund

Home Fund Holdings More Information Portfolio Manager ("PM")

Contact Us

Contact Us

NorthQuest Capital Fund, Inc.
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
1-800-239-9136 or 732-842-3465

- Privacy Notice
- Prospectus 2026
- Statement of Additional Information 2026
- Share Purchase Application
- On-line IRA Application
- 2025 Annual Report & TSR
- Q3 2025 Schedule of Investments
- 2025 Semi-Annual Report
- Q1 2025 Schedule of Investments
- 2024 Annual Report
- Q3 2024 Schedule of Investments
- 2024 Semi-Annual Report
- Q1 2024 Schedule of Investments
- 2023 Annual Report
- Q3 2023 Schedule of Investments
- 2023 Semi-Annual Report
- Q1 2023 Schedule of Investments
- 2022 Annual Report